                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


INVESTMENT COMPANY ACT FILE NUMBER:  811-21484

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Strategic Total
                                                  Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:  1111 East Warrenville Road, Naperville,
                                         Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:   James S. Hamman, Jr., Secretary,
                                         Calamos Asset Management,
                                         Inc., 1111 East Warrenville Road,
                                         Naperville, Illinois
                                         60563-1493

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (630) 245-7200

DATE OF FISCAL YEAR END:  October 31, 2004

DATE OF REPORTING PERIOD:  May 1, 2004 through July 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS JULY 31, 2004 (UNAUDITED)




    PRINCIPAL
     AMOUNT                                                               VALUE
--------------------------------------------------------------------------------------------
CORPORATE BONDS (53.6%)
                   CONSUMER DISCRETIONARY (14.9%)
$  4,678,000       Asbury Automotive Group, Inc.
                   8.000%, 03/15/14                                  $   4,420,641
   7,485,000       Aztar Corp.(a)
                   7.875%, 06/15/14                                      7,606,310
                   Beazer Homes USA, Inc.(c)
  10,624,000       8.375%, 04/15/12                                     11,420,340
   2,007,000       8.625%, 05/15/11                                      2,157,343
                   Boise Cascade Corp.(c)
  12,088,000       7.350%, 02/01/16                                     13,784,476
   1,871,000       7.000%, 11/01/13                                      2,105,067
     758,000       9.450%, 11/01/09                                        926,488
   4,678,000       Boyd Gaming Corp.
                   7.750%, 12/15/12                                      4,841,655
   4,678,000       Cadmus Communications Corp.(a)
                   8.375%, 06/15/14                                      4,865,044
                   Charter Communications Holdings
  12,163,000       10.000%, 04/01/09                                     9,638,869
  10,338,000       9.625%, 11/15/09                                      7,908,738
   9,356,000       11.125%, 01/15/11                                     7,461,294
   7,952,000 GBP   EMI Group, PLC
                   9.750%, 05/20/08                                     15,273,217
   8,420,000       Hovnanian Enterprises, Inc.(c)
                   7.750%, 05/15/13                                      8,672,877
   4,678,000       IMAX Corp.(a)(c)
                   9.625%, 12/01/10                                      4,397,252
                   Intrawest Corp.
   8,888,000       7.500%, 10/15/13                                      8,888,062
   3,742,000       10.500%, 02/01/10                                     4,060,441
   7,119,000       Jarden Corp.
                   9.750%, 05/01/12                                      7,795,163
   4,678,000       Kellwood Company
                   7.625%, 10/15/17                                      5,035,438
                   Mandalay Resort Group
  20,157,000       10.250%, 08/01/07                                    22,626,445
   6,081,000       7.625%, 07/15/13                                      6,134,517
  12,163,000       Meritage Corp.(c)
                   7.000%, 05/01/14                                     11,736,920
   5,614,000       NCL Holding, ASA(a)
                   10.625%, 07/15/14                                     5,732,800
   4,678,000       Oxford Industries, Inc.(a)
                   8.875%, 06/01/11                                      5,005,382
                   Pinnacle Entertainment, Inc.(c)
   8,420,000       8.250%, 03/15/12                                      8,125,560
   4,814,000       8.750%, 10/01/13                                      4,813,587
   9,370,000       Reader's Digest Association, Inc.
                   6.500%, 03/01/11                                      9,323,039
  15,905,000       RH Donnelley Financial Corp.(c)
                   10.875%, 12/15/12                                    18,688,320
  12,163,000       Royal Caribbean Cruises, Ltd.
                   7.250%, 03/15/18                                     12,040,985
   7,952,000       Spanish Broadcasting System, Inc.
                   9.625%, 11/01/09                                      8,409,744
   4,678,000       Speedway Motorsports, Inc.(a)
                   6.750%, 06/01/13                                      4,736,401
                   Standard Pacific Corp.
  14,034,000       9.250%, 04/15/12                                     15,577,498
   2,610,000       9.500%, 09/15/10                                      2,871,312




    PRINCIPAL
     AMOUNT                                                               VALUE
---------------------------------------------------------------------------------------------
$  15,437,000       Steinway Musical Instruments, Inc.
                    8.750%, 04/15/11                                  $  16,749,319
    7,952,000       Stoneridge, Inc.
                    11.500%, 05/01/12                                     9,443,566
    4,678,000       Vail Resorts, Inc.
                    6.750%, 02/15/14                                      4,654,538
                    Warner Music Group(a)(c)
   17,308,000       7.375%, 04/15/14                                     16,615,998
    2,339,000 GBP   8.125%, 04/15/14                                      4,029,990
                                                                       -------------
                                                                        318,574,636
                                                                       -------------
                    CONSUMER STAPLES (3.2%)
    7,952,000       Central Garden & Pet Company
                    9.125%, 02/01/13                                      8,588,675
   10,759,000       Del Monte Foods Company
                    8.625%, 12/15/12                                     11,781,360
                    Herbalife International, Inc.
    9,356,000       11.750%, 07/15/10                                    10,642,285
    7,485,000       9.500%, 04/01/11                                      7,858,918
   11,227,000       Jean Coutu Group, Inc.(a)
                    8.500%, 08/01/14                                     11,184,924
    5,614,000       Rayovac Corp.
                    8.500%, 10/01/13                                      5,964,357
                    Rite Aid Corp.(c)
    4,912,000       11.250%, 07/01/08                                     5,452,124
    3,742,000       6.875%, 08/15/13                                      3,442,955
    3,508,000       9.250%, 06/01/13                                      3,692,639
                                                                       -------------
                                                                         68,608,237
                                                                       -------------
                    ENERGY (6.4%)
                    Chesapeake Energy Corp.(c)
    6,549,000       6.875%, 01/15/16                                      6,483,607
    3,742,000       7.500%, 06/15/14(a)                                   3,957,527
    3,742,000       Comstock Resources, Inc.
                    6.875%, 03/01/12                                      3,695,563
   13,847,000       Giant Industries, Inc.
                    8.000%, 05/15/14                                     14,296,682
    4,678,000       Houston Exploration Company
                    7.000%, 06/15/13                                      4,724,707
    4,678,000       KCS Energy, Inc.(a)
                    7.125%, 04/01/12                                      4,701,317
      936,000       Lone Star Technologies, Inc.
                    9.000%, 06/01/11                                        987,043
                    Overseas Shipholding Group, Inc.
    7,485,000       7.500%, 02/15/24                                      6,923,333
    1,871,000       8.750%, 12/01/13                                      2,011,509
    9,356,000       Paramount Resources, Ltd.
                    7.875%, 11/01/10                                      9,075,179
                    Petrobras International Finance Company(c)
   15,437,000       9.125%, 07/02/13                                     16,209,018
    5,146,000       8.375%, 12/10/18                                      4,914,163
                    Premcor, Inc.(c)
    7,485,000       7.750%, 02/01/12                                      7,989,900
    6,549,000       7.500%, 06/15/15                                      6,942,044
   10,596,000       Swift Energy Company
                    9.375%, 05/01/12                                     11,443,146
    4,678,000       Tesoro Petroleum Corp.(c)
                    9.625%, 04/01/12                                      5,367,922
    7,064,000       Whiting Petroleum Corp.
                    7.250%, 05/01/12                                      7,098,989
   18,712,000       Williams Companies, Inc.(c)
                    8.125%, 03/15/12                                     20,536,101
                                                                       -------------
                                                                        137,357,750
                                                                       -------------


               See accompanying Notes to Schedule of Investments

                       CALAMOS STRATEGIC TOTAL RETURN FUND


SCHEDULE OF INVESTMENTS JULY 31, 2004 (UNAUDITED)



   PRINCIPAL
    AMOUNT                                                                  VALUE
----------------------------------------------------------------------------------------------
                   FINANCIALS (1.9%)
$ 14,034,000       Leucadia National Corp.
                   7.000%, 08/15/13                                    $  13,823,275
  14,969,000       LNR Property Corp.
                   7.625%, 07/15/13                                       15,044,214
   9,824,000       Senior Housing Properties Trust
                   8.625%, 01/15/12                                       10,781,453
                                                                       --------------
                                                                          39,648,942
                                                                       --------------
                   HEALTH CARE (3.7%)
   4,678,000       Alpharma, Inc.(a)
                   8.625%, 05/01/11                                        4,853,350
   4,678,000       Ameripath, Inc.
                   10.500%, 04/01/13                                       4,771,486
   3,415,000       Bausch & Lomb, Inc.
                   7.125%, 08/01/28                                        3,499,210
  13,098,000       Beverly Enterprises, Inc.(a)(c)
                   7.875%, 06/15/14                                       13,229,179
   5,146,000       Curative Health Services, Inc.(a)
                   10.750%, 05/01/11                                       4,682,605
   5,614,000       Leiner Health Products Group, Inc.(a)
                   11.000%, 06/01/12                                       5,866,121
  10,291,000       MedCath Corp.(a)
                   9.875%, 07/15/12                                       10,522,998
   8,420,000       Psychiatric Solutions, Inc.
                   10.625%, 06/15/13                                       9,472,803
   4,678,000       Quintiles Transnational Corp.
                   10.000%, 10/01/13                                       4,829,960
  17,776,000       Service Corp. International(a)
                   6.750%, 04/01/16                                       16,865,098
                                                                       --------------
                                                                          78,592,810
                                                                       --------------
                   INDUSTRIALS (6.1%)
  15,905,000 EUR   AGCO Corp.
                   6.875%, 04/15/14                                       18,526,439
   6,222,000       AMR Corp.(a)
                   7.250%, 02/05/09                                        5,879,453
   2,807,000       Armor Holdings, Inc.
                   8.250%, 08/15/13                                        3,031,297
  15,437,000       CNH Global, NV(a)
                   9.250%, 08/01/11                                       16,787,912
  12,630,000       Cummins, Inc.
                   9.500%, 12/01/10                                       14,588,117
   8,888,000       General Cable Corp.
                   9.500%, 11/15/10                                        9,732,428
  15,905,000       Hutchison Whampoa International, Ltd.(a)
                   6.250%, 01/24/14                                       15,686,085
   9,356,000       Jacuzzi Brands, Inc.
                   9.625%, 07/01/10                                       10,151,102
                   Manitowoc Company, Inc.
   4,912,000 EUR   10.375%, 05/15/11                                       6,593,656
   4,678,000       10.500%, 08/01/12                                       5,367,922
   4,678,000       Monitronics International, Inc.(a)
                   11.750%, 09/01/10                                       5,069,704
   5,614,000       Navistar International Corp.(c)
                   7.500%, 06/15/11                                        5,824,020
   2,807,000       Orbital Sciences Corp.
                   9.000%, 07/15/11                                        3,101,466
   4,678,000       Sequa Corp.
                   8.875%, 04/01/08                                        5,005,382






   PRINCIPAL
    AMOUNT                                                                 VALUE
---------------------------------------------------------------------------------------------
 $  4,678,000       United Rentals, Inc.(c)
                    7.000%, 02/15/14                                   $   4,291,998
                                                                        -------------
                                                                         129,636,981
                                                                        -------------
                    INFORMATION TECHNOLOGY (3.5%)
   17,776,000       Avnet, Inc.
                    9.750%, 02/15/08                                      20,287,002
    7,952,000       Celestica, Inc.
                    7.875%, 07/01/11                                       8,171,170
    3,742,000       Freescale Semiconductor, Inc.(a)
                    7.125%, 07/15/14                                       3,817,189
   15,905,000       Sanmina-Sci Corp.
                    10.375%, 01/15/10                                     18,091,884
    4,678,000       Stratus Technologies, Inc.(a)
                    10.375%, 12/01/08                                      4,560,979
                    Xerox Corp.(c)
   11,227,000       8.000%, 02/01/27                                      10,216,593
    9,356,000       7.625%, 06/15/13                                       9,636,530
                                                                        -------------
                                                                          74,781,347
                                                                        -------------
                    MATERIALS (7.6%)
   11,227,000       Arch Western Finance, LLC(a)(c)
                    7.250%, 07/01/13                                      11,451,566
    6,783,000       Century Aluminum Company
                    11.750%, 04/15/08                                      7,639,348
   14,717,000       Freeport-McMoRan Copper & Gold, Inc.
                    10.125%, 02/01/10                                     16,409,187
                    Georgia-Pacific Corp.
    8,888,000       7.375%, 12/01/25                                       8,732,521
    6,081,000       8.125%, 06/15/23                                       6,278,948
    7,952,000       IMCO Recycling, Inc.
                    10.375%, 10/15/10                                      8,628,437
    9,356,000       IPSCO, Inc.
                    8.750%, 06/01/13                                      10,525,337
   15,437,000       Ispat International, NV(a)(c)
                    9.750%, 04/01/14                                      16,016,054
    9,356,000       Phelps Dodge Corp.
                    9.500%, 06/01/31                                      12,918,808
    4,678,000       Polyone Corp.(c)
                    10.625%, 05/15/10                                      5,028,772
    7,952,000       Steel Dynamics, Inc.(c)
                    9.500%, 03/15/09                                       8,867,011
   11,227,000       Texas Industries, Inc.
                    10.250%, 06/15/11                                     12,854,944
   14,034,000       UCAR Finance, Inc.
                    10.250%, 02/15/12                                     15,788,005
                    Union Carbide Corp.
    8,982,000       7.875%, 04/01/23                                       8,689,718
    6,222,000       7.500%, 06/01/25                                       5,863,899
    7,485,000       U. S. Concrete, Inc.(a)
                    8.375%, 04/01/14                                       7,596,954
                                                                        -------------
                                                                         163,289,509
                                                                        -------------
                    OTHER (1.7%)
   18,712,000       Dow Jones TRAC-X North
                    America High Yield Series 3
                    December 2009 Trust 3(a)(c)
                    8.000%, 12/29/09                                      18,197,138
   18,712,000       Dow Jones TRAC-X North
                    America High Yield Series 3
                    December 2009 Trust 4(a)
                    10.500%, 12/29/09                                     18,068,588
                                                                        -------------
                                                                          36,265,726




               See accompanying Notes to Schedule of Investments

                       CALAMOS STRATEGIC TOTAL RETURN FUND


SCHEDULE OF INVESTMENTS JULY 31, 2004 (UNAUDITED)



  PRINCIPAL
    AMOUNT                                                                 VALUE
----------------------------------------------------------------------------------------------
                   TELECOMMUNICATION SERVICES (2.6%)
$ 12,163,000       Alamosa (Delaware), Inc.(a)(c)
                   8.500%, 01/31/12                                  $    11,949,766
   4,678,000       Alamosa Holdings, Inc.
                   11.000%, 07/31/10                                       5,157,415
  25,261,000       AT&T Corp.(c)
                   8.750%, 11/15/31                                       25,208,745
   4,210,000       IPCS Escrow Company(a)
                   11.500%, 05/01/12                                       4,357,489
   9,356,000       Nextel Communications, Inc.(c)
                   7.375%, 08/01/15                                        9,870,427
                                                                       --------------
                                                                          56,543,842
                                                                       --------------
                   UTILITIES (2.0%)
                   Calpine Corp.(c)
  23,951,000       8.500%, 05/01/08                                       15,029,245
  18,244,000       8.500%, 02/15/11                                       11,493,668
   4,552,000       7.750%, 04/15/09                                        2,799,248
  11,227,000       Edison International(c)
                   9.875%, 04/15/11                                       12,630,404
                                                                       --------------
                                                                          41,952,565
                                                                       --------------
                   TOTAL CORPORATE BONDS
                   (Cost $1,158,085,880)                               1,145,252,345
                                                                       ==============
CONVERTIBLE BONDS (6.1%)
                   CONSUMER DISCRETIONARY (0.4%)
   7,000,000       General Motors Corp.
                   6.250%, 07/15/33                                        7,873,600
                                                                       --------------
                   ENERGY (0.8%)
  15,000,000       Repsol Ypf, SA
                   4.500%, 01/26/11                                       16,368,255
                                                                       --------------
                   FINANCIALS (0.4%)
   8,700,000       Host Marriott Corp.(a)
                   3.250%, 04/15/24                                        8,667,375
                                                                       --------------
                   INDUSTRIALS (0.7%)
  13,000,000       Kaydon Corp.
                   4.000%, 05/23/23                                       15,210,000
                                                                       --------------
                   INFORMATION TECHNOLOGY (3.1%)
  33,000,000       Advanced Micro Devices, Inc.(c)
                   4.750%, 02/01/22                                       31,432,500
  16,000,000       Fairchild Semiconductor International, Inc.(c)
                   5.000%, 11/01/08                                       15,960,000
  22,000,000       LSI Logic Corp.(c)
                   4.000%, 05/15/10                                       20,185,000
                                                                       --------------
                                                                          67,577,500
                                                                       --------------
                   MATERIALS (0.7%)
  10,700,000       Freeport-McMoRan Copper & Gold, Inc.
                   7.000%, 02/11/11                                       15,581,875
                                                                       --------------

                   TOTAL CONVERTIBLE BONDS
                   (Cost $144,838,642)                                   131,278,605
                                                                       ==============

SYNTHETIC CONVERTIBLE SECURITIES (4.3%)
                   CORPORATE BONDS (3.7%)
                   CONSUMER DISCRETIONARY (1.0%)
  322,000          Asbury Automotive Group, Inc.
                   8.000%, 03/15/14                                          304,359






   PRINCIPAL
    AMOUNT                                                                 VALUE
-------------------------------------------------------------------------------------
$   515,000       Aztar Corp.(a)
                  7.875%, 06/15/14                                      $    523,690
                  Beazer Homes USA, Inc.(c)
    731,000       8.375%, 04/15/12                                           786,284
    138,000       8.625%, 05/15/11                                           148,532
                  Boise Cascade Corp.(c)
    832,000       7.350%, 02/01/16                                           949,053
    129,000       7.000%, 11/01/13                                           144,933
     52,000       9.450%, 11/01/09                                            63,788
    322,000       Boyd Gaming Corp.
                  7.750%, 12/15/12                                           333,345
    322,000       Cadmus Communications Corp.(a)
                  8.375%, 06/15/14                                           334,956
                  Charter Communications Holdings
    837,000       10.000%, 04/01/09                                          663,631
    712,000       9.625%, 11/15/09                                           544,512
    644,000       11.125%, 01/15/11                                          513,706
    548,000 GBP   EMI Group, PLC
                  9.750%, 05/20/08                                         1,051,552
    580,000       Hovnanian Enterprises, Inc.(c)
                  7.750%, 05/15/13                                           597,123
    322,000       IMAX Corp.(a)(c)
                  9.625%, 12/01/10                                           302,748
                  Intrawest Corp.
    612,000       7.500%, 10/15/13                                           611,938
    258,000       10.500%, 02/01/10                                          279,559
    490,000       Jarden Corp.
                  9.750%, 05/01/12                                           536,692
    322,000       Kellwood Company
                  7.625%, 10/15/17                                           346,687
                  Mandalay Resort Group
  1,388,000       10.250%, 08/01/07                                        1,557,818
    419,000       7.625%, 07/15/13                                           422,358
    837,000       Meritage Corp.(c)
                  7.000%, 05/01/14                                           808,080
    386,000       NCL Holding, ASA(a)
                  10.625%, 07/15/14                                          394,700
    322,000       Oxford Industries, Inc.(a)
                  8.875%, 06/01/11                                           344,618
                  Pinnacle Entertainment, Inc.(c)
    580,000       8.250%, 03/15/12                                           559,440
    331,000       8.750%, 10/01/13                                           331,413
    645,000       Reader's Digest Association, Inc.
                  6.500%, 03/01/11                                           641,886
  1,095,000       RH Donnelley Financial Corp.(c)
                  10.875%, 12/15/12                                        1,286,680
    837,000       Royal Caribbean Cruises, Ltd.
                  7.250%, 03/15/18                                           829,015
    548,000       Spanish Broadcasting System, Inc.
                  9.625%, 11/01/09                                           579,006
    322,000       Speedway Motorsports, Inc.(a)
                  6.750%, 06/01/13                                           326,099


                See accompanying Notes to Schedule of Investments

                       CALAMOS STRATEGIC TOTAL RETURN FUND


SCHEDULE OF INVESTMENTS JULY 31, 2004 (UNAUDITED)





      PRINCIPAL
        AMOUNT                                                                VALUE
----------------------------------------------------------------------------------------------
                    Standard Pacific Corp.
  $   966,000       9.250%, 04/15/12                                      $ 1,072,502
      180,000       9.500%, 09/15/10                                          197,688
    1,063,000       Steinway Musical Instruments, Inc.
                    8.750%, 04/15/11                                        1,153,181
      548,000       Stoneridge, Inc.
                    11.500%, 05/01/12                                         650,184
      322,000       Vail Resorts, Inc.
                    6.750%, 02/15/14                                          320,462
                    Warner Music Group(a)(c)
    1,192,000       7.375%, 04/15/14                                        1,144,002
      161,000 GBP   8.125%, 04/15/14                                          277,463
                                                                        --------------
                                                                           21,933,683
                                                                        --------------
                    CONSUMER STAPLES (0.2%)
      548,000       Central Garden & Pet Company
                    9.125%, 02/01/13                                          591,325
      741,000       Del Monte Foods Company
                    8.625%, 12/15/12                                          811,140
                    Herbalife International, Inc.
      644,000       11.750%, 07/15/10                                         732,715
      515,000       9.500%, 04/01/11                                          541,082
      773,000       Jean Coutu Group, Inc.(a)
                    8.500%, 08/01/14                                          770,076
      386,000       Rayovac Corp.
                    8.500%, 10/01/13                                          410,643
                    Rite Aid Corp.(c)
      338,000       11.250%, 07/01/08                                         375,376
      258,000       6.875%, 08/15/13                                          237,045
      242,000       9.250%, 06/01/13                                          254,236
                                                                        --------------
                                                                            4,723,638
                                                                        --------------
                    ENERGY (0.5%)
                    Chesapeake Energy Corp.(c)
      451,000       6.875%, 01/15/16                                          446,393
      258,000       7.500%, 06/15/14(a)                                       272,473
      258,000       Comstock Resources, Inc.
                    6.875%, 03/01/12                                          254,437
      953,000       Giant Industries, Inc.
                    8.000%, 05/15/14                                          984,318
      322,000       Houston Exploration Company
                    7.000%, 06/15/13                                          325,293
      322,000       KCS Energy, Inc.(a)
                    7.125%, 04/01/12                                          323,683
       64,000       Lone Star Technologies, Inc.
                    9.000%, 06/01/11                                           67,957
                    Overseas Shipholding Group, Inc.
      515,000       7.500%, 02/15/24                                          476,667
      129,000       8.750%, 12/01/13                                          138,491
      644,000       Paramount Resources, Ltd.
                    7.875%, 11/01/10                                          624,821
                    Petrobras International Finance Company(c)
    1,063,000       9.125%, 07/02/13                                        1,115,982
      354,000       8.375%, 12/10/18                                          338,337
                    Premcor, Inc. (c)
      515,000       7.750%, 02/01/12                                          550,100
      451,000       7.500%, 06/15/15                                          477,956
      729,000       Swift Energy Company
                    9.375%, 05/01/12                                          787,854
      322,000       Tesoro Petroleum Corp.(c)
                    9.625%, 04/01/12                                          369,578





   PRINCIPAL
    AMOUNT                                                                VALUE
-----------------------------------------------------------------------------------------------

$   486,000       Whiting Petroleum Corp.
                  7.250%, 05/01/12                                      $   488,761
  1,288,000       Williams Companies, Inc.(c)
                  8.125%, 03/15/12                                        1,413,899
                                                                     ---------------
                                                                          9,457,000
                                                                     ---------------

                  FINANCIALS (0.1%)
    966,000       Leucadia National Corp.
                  7.000%, 08/15/13                                          951,725
  1,031,000       LNR Property Corp.
                  7.625%, 07/15/13                                        1,035,786
    676,000       Senior Housing Properties Trust
                  8.625%, 01/15/12                                          742,297
                                                                     ---------------
                                                                          2,729,808
                                                                     ---------------
                  HEALTH CARE (0.3%)
    322,000       Alpharma, Inc.(a)
                  8.625%, 05/01/11                                          334,150
    322,000       Ameripath, Inc.
                  10.500%, 04/01/13                                         328,514
    235,000       Bausch & Lomb, Inc.
                  7.125%, 08/01/28                                          240,919
    902,000       Beverly Enterprises, Inc.(a)(c)
                  7.875%, 06/15/14                                          910,821
    354,000       Curative Health Services, Inc.(a)
                  10.750%, 05/01/11                                         322,395
    386,000       Leiner Health Products Group, Inc.(a)
                  11.000%, 06/01/12                                         403,879
    709,000       MedCath Corp.(a)
                  9.875%, 07/15/12                                          724,502
    580,000       Psychiatric Solutions, Inc.
                  10.625%, 06/15/13                                         652,197
    322,000       Quintiles Transnational Corp.
                  10.000%, 10/01/13                                         332,540
  1,224,000       Service Corp. International(a)
                  6.750%, 04/01/16                                        1,161,152
                                                                     ---------------
                                                                          5,411,069
                                                                     ---------------
                  INDUSTRIALS (0.4%)
  1,095,000 EUR   AGCO Corp.
                  6.875%, 04/15/14                                        1,275,535
    428,000       AMR Corp.(a)
                  7.250%, 02/05/09                                          404,797
    193,000       Armor Holdings, Inc.
                  8.250%, 08/15/13                                          208,703
  1,063,000       CNH Global, NV(a)
                  9.250%, 08/01/11                                        1,155,838
    870,000       Cummins, Inc.
                  9.500%, 12/01/10                                        1,004,383
    612,000       General Cable Corp.
                  9.500%, 11/15/10                                          670,072
  1,095,000       Hutchison Whampoa International, Ltd.(a)
                  6.250%, 01/24/14                                        1,079,978
    644,000       Jacuzzi Brands, Inc.
                  9.625%, 07/01/10                                          698,898
                  Manitowoc Company, Inc.
    338,000 EUR   10.375%, 05/15/11                                         453,969
    322,000       10.500%, 08/01/12                                         369,578
    322,000       Monitronics International, Inc.(a)
                  11.750%, 09/01/10                                         349,046



                See accompanying Notes to Schedule of Investments

                       CALAMOS STRATEGIC TOTAL RETURN FUND


SCHEDULE OF INVESTMENTS JULY 31, 2004 (UNAUDITED)



   PRINCIPAL
     AMOUNT                                                                  VALUE
-----------------------------------------------------------------------------------------------

 $    386,000       Navistar International Corp.(c)
                    7.500%, 06/15/11                                      $    400,980
      193,000       Orbital Sciences Corp.
                    9.000%, 07/15/11                                           213,534
      322,000       Sequa Corp.
                    8.875%, 04/01/08                                           344,618
      322,000       United Rentals, Inc.(c)
                    7.000%, 02/15/14                                           295,502
                                                                        ---------------
                                                                             8,925,431
                                                                        ---------------

                    INFORMATION TECHNOLOGY (0.2%)
    1,224,000       Avnet, Inc.
                    9.750%, 02/15/08                                         1,396,748
      548,000       Celestica, Inc.
                    7.875%, 07/01/11                                           562,580
      258,000       Freescale Semiconductor, Inc.(a)
                    7.125%, 07/15/14                                           262,811
    1,095,000       Sanmina-Sci Corp.
                    10.375%, 01/15/10                                        1,245,616
      322,000       Stratus Technologies, Inc.(a)
                    10.375%, 12/01/08                                          314,021
                    Xerox Corp.(c)
      773,000       8.000%, 02/01/27                                           703,407
      644,000       7.625%, 06/15/13                                           663,470
                                                                        ---------------
                                                                             5,148,653
                                                                        ---------------
                    MATERIALS (0.6%)
      773,000       Arch Western Finance, LLC(a)(c)
                    7.250%, 07/01/13                                           788,434
      467,000       Century Aluminum Company
                    11.750%, 04/15/08                                          525,965
    1,013,000       Freeport-McMoRan Copper & Gold, Inc.
                    10.125%, 02/01/10                                        1,129,763
                    Georgia-Pacific Corp.
      612,000       7.375%, 12/01/25                                           601,229
      419,000       8.125%, 06/15/23                                           432,302
      548,000       IMCO Recycling, Inc.
                    10.375%, 10/15/10                                          594,063
      644,000       IPSCO, Inc.
                    8.750%, 06/01/13                                           724,663
    1,063,000       Ispat International, NV(a)(c)
                    9.750%, 04/01/14                                         1,102,696
      644,000       Phelps Dodge Corp.
                    9.500%, 06/01/31                                           889,452
      322,000       Polyone Corp.(c)
                    10.625%, 05/15/10                                          346,228
      548,000       Steel Dynamics, Inc.(c)
                    9.500%, 03/15/09                                           610,489
      773,000       Texas Industries, Inc.
                    10.250%, 06/15/11                                          885,056
      966,000       UCAR Finance, Inc.
                    10.250%, 02/15/12                                        1,086,995
                    Union Carbide Corp.
      618,000       7.875%, 04/01/23                                           598,282
      428,000       7.500%, 06/01/25                                           403,726
      515,000       U. S. Concrete, Inc.(a)
                    8.375%, 04/01/14                                           523,046
                                                                        ---------------
                                                                            11,242,389
                                                                        ---------------






    PRINCIPAL
     AMOUNT                                                                 VALUE
 ------------------------------------------------------------------------------------------------
                    OTHER (0.1%)
  $ 1,288,000       Dow Jones TRAC-X North
                    America High Yield Series 3
                    December 2009 Trust 3(a)(c)
                    8.000%, 12/29/09                                      $ 1,252,862
    1,288,000       Dow Jones TRAC-X North
                    America High Yield Series 3
                    December 2009 Trust 4(a)
                    10.500%, 12/29/09                                       1,244,012
                                                                        -----------------
                                                                            2,496,874
                                                                        -----------------
                    TELECOMMUNICATION SERVICES (0.2%)
      837,000       Alamosa (Delaware), Inc.(a)(c)
                    8.500%, 01/31/12                                          822,734
      322,000       Alamosa Holdings, Inc.
                    11.000%, 07/31/10                                         355,085
    1,739,000       AT&T Corp.(c)
                    8.750%, 11/15/31                                        1,735,608
      290,000       IPCS Escrow Company(a)
                    11.500%, 05/01/12                                         300,011
      644,000       Nextel Communications, Inc.(c)
                    7.375%, 08/01/15                                          679,573
                                                                        -----------------
                                                                            3,893,011
                                                                        -----------------
                    UTILITIES (0.1%)
                    Calpine Corp.(c)
    1,649,000       8.500%, 05/01/08                                        1,034,755
    1,256,000       8.500%, 02/15/11                                          791,332
      313,000       7.750%, 04/15/09                                          192,727
      773,000       Edison International(c)
                    9.875%, 04/15/11                                          869,596
                                                                        -----------------
                                                                            2,888,410
                                                                        -----------------
                    TOTAL CORPORATE BONDS                                  78,849,966
                                                                        -----------------







 NUMBER OF
 CONTRACTS                                                                   VALUE
----------------------------------------------------------------------------------------
               OPTIONS (0.6%)
               CONSUMER DISCRETIONARY (0.3%)
   3,400       Carnival Corp.(b)
               Call, 01/21/06, Strike 45                                    2,448,000
   1,300       Nike, Inc.(b)
               Call, 01/21/06, Strike 80                                      721,500
   3,400       Starbucks Corp.(b)
               Call, 01/21/06, Strike 40                                    3,842,000
                                                                      ----------------
                                                                            7,011,500
                                                                      ----------------
               CONSUMER STAPLES (0.1%)
   3,500       Altria Group, Inc.(b)
               Call, 01/21/06, Strike 55                                    1,190,000
   2,513       Coca-Cola Company(b)
               Call, 01/21/06, Strike 50                                      439,775
   1,840       Gillette Company(b)
               Call, 01/21/06, Strike 40                                      644,000
   1,330       Kellogg Company(b)
               Call, 01/21/06, Strike 45                                      295,925
                                                                      ----------------
                                                                            2,569,700
                                                                      ----------------
               FINANCIALS (0.0%)
   1,300       Allstate Corp.(b)
               Call, 01/21/06, Strike 45                                      708,500
                                                                      ----------------
               HEALTH CARE (0.1%)
     100       Bausch & Lomb, Inc.(b)
               Call, 01/21/06, Strike 65                                       75,000


                See accompanying Notes to Schedule of Investments

                       CALAMOS STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JULY 31, 2004 (UNAUDITED)




 NUMBER OF
 CONTRACTS                                                             VALUE
----------------------------------------------------------------------------------------------
   1,400       Biogen, Inc.(b)
               Call, 01/21/06, Strike 70                            $  1,078,000
                                                                  ---------------
                                                                       1,153,000
                                                                  ---------------
               INFORMATION TECHNOLOGY (0.1%)
   2,400       QUALCOMM, Inc.(b)
               Call, 01/21/06, Strike 75                               2,472,000
                                                                  ---------------

               TOTAL OPTIONS                                          13,914,700
                                                                  ---------------

               TOTAL SYNTHETIC CONVERTIBLE SECURITIES
               (Cost $94,323,715)                                     92,764,666
                                                                  ===============





 NUMBER OF
  SHARES                                                                  VALUE
-----------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (11.2%)
                 CONSUMER DISCRETIONARY (3.0%)
 1,205,000       Ford Motor Company Capital Trust II
                 6.500%                                                  64,407,250
                                                                     ---------------
                 CONSUMER STAPLES (0.8%)
   680,000       Albertson's, Inc.
                 7.250%                                                  17,578,000
                                                                     ---------------
                 ENERGY (0.5%)
   140,000       Amerada Hess Corp.
                 7.000%                                                  10,570,000
                                                                     ---------------
                 FINANCIALS (2.7%)
   335,000       Capital One Financial Corp.
                 6.250%                                                  17,225,700
   300,000       Chubb Corp.
                 7.000%                                                   8,277,000
   650,000       Genworth Financial, Inc.
                 6.000%                                                  18,356,000
   220,000       National Australia Bank, Ltd.
                 7.875%                                                   7,240,200
    35,000       State Street Corp.
                 6.750%                                                   7,081,200
                                                                     ---------------
                                                                         58,180,100
                                                                     ---------------
                 HEALTH CARE (1.5%)
   635,000       Baxter International, Inc.
                 7.000%                                                  32,670,750
                                                                     ---------------
                 INDUSTRIALS (0.3%)
    80,000       Cummins Capital Trust I
                 7.000%                                                   6,250,000
                                                                     ---------------
                 INFORMATION TECHNOLOGY (1.5%)
   255,000       Xerox Corp.
                 6.250%                                                  32,448,750
                                                                     ---------------
                 TELECOMMUNICATION SERVICES (0.4%)
   170,000       ALLTEL Corp.
                 7.750%                                                   8,517,000
                                                                     ---------------
                 UTILITIES (0.5%)
   150,000       Southern Union Company
                 5.750%                                                   9,063,750
                                                                     ---------------

                 TOTAL CONVERTIBLE PREFERRED STOCKS
                 (Cost $242,673,092)                                    239,685,600
                                                                     ===============



  NUMBER OF
   SHARES                                                                VALUE
---------------------------------------------------------------------------------------------
    COMMON STOCKS (73.8%)
                   CONSUMER DISCRETIONARY (6.9%)


   2,000,000 AUD   APN News & Media, Ltd.                             $ 5,938,546
   2,000,000 GBP   Enterprise Inns, PLC                                19,384,673
   1,865,000       Ford Motor Company                                  27,452,800
     577,000       General Motors Corp.                                24,891,780
     425,000       Genuine Parts Company                               16,035,250
     731,000       May Department Stores Company                       19,393,430
     490,000       Maytag Corp.                                        10,045,000
     980,000       Saks, Inc.                                          12,789,000
     300,000       Sears Roebuck & Company                             11,004,000
                                                                   ---------------
                                                                      146,934,479
                                                                   ---------------
                   CONSUMER STAPLES (4.9%)
     644,000       Gillette Company                                    25,103,120
     410,000       Kimberly-Clark Corp.                                26,268,700
     482,000       Procter & Gamble Company                            25,136,300
     951,000       Sara Lee Corp.                                      20,883,960
     263,000       Supervalu, Inc.                                      7,511,280
                                                                   ---------------
                                                                      104,903,360
                                                                   ---------------
                   ENERGY (5.8%)
     695,000       Chevrontexaco Corp.                                 66,476,750
     366,000       Conocophillips                                      28,829,820
      36,000 EUR   OMV, AG                                              7,888,283
     395,000       PetroChina Company, Ltd.                            19,726,300
                                                                   ---------------
                                                                      122,921,153
                                                                   ---------------
                   FINANCIALS (20.0%)
     732,900       Allstate Corp.                                      34,504,932
     490,000       Bank Of America Corp.                               41,654,900
   1,372,000       Citigroup, Inc.                                     60,491,480
     477,000       Federal National Mortgage Association               33,847,920
     220,000       Fidelity National Corp.                              7,975,000
     803,700       General Growth Properties, Inc.                     24,175,296
     191,000       Independence Community Bank Corp.                    7,131,940
     176,000       Jefferson-Pilot Corp.                                8,479,680
     449,600       Mills Corp.                                         20,501,760
     439,000       Morgan Stanley                                      21,655,870
   1,395,100       New York Community Bancorp, Inc.                    26,841,724
     118,900       UnionBanCal Corp.                                    6,902,145
     855,000       Wachovia Corp.                                      37,885,050
   2,428,000       Washington Mutual, Inc.                             94,206,400
                                                                   ---------------
                                                                      426,254,097
                                                                   ---------------
                   HEALTH CARE (12.8%)
   4,146,000       Bristol-Myers Squibb Company                        94,943,400
   1,155,000       Johnson & Johnson                                   63,836,850
   1,755,000       Merck & Company, Inc.                               79,589,250
   1,082,000       Pfizer, Inc.                                        34,580,720
                                                                   ---------------
                                                                      272,950,220
                                                                   ---------------
                   INDUSTRIALS (9.1%)
     308,000       3M Company                                          25,366,880
     315,000       Caterpillar, Inc.                                   23,149,350
     439,000       Eaton Corp.                                         28,376,960
     410,000       Emerson Electric Company                            24,887,000
     819,000       General Electric Company                            27,231,750
     724,000       Rockwell Automation, Inc.                           27,084,840
   1,346,000       Waste Management, Inc.                              37,876,440
                                                                   ---------------
                                                                      193,973,220
                                                                   ---------------


                See accompanying Notes to Schedule of Investments

                       CALAMOS STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JULY 31, 2004 (UNAUDITED)




 NUMBER OF
  SHARES                                                                 VALUE
-----------------------------------------------------------------------------------------------
                INFORMATION TECHNOLOGY (5.2%)
1,382,000       Intel Corp.                                        $    33,693,160
  410,000       International Business Machines Corp.                   35,698,700
  614,000       QUALCOMM, Inc.                                          42,415,120
                                                                    ---------------
                                                                       111,806,980
                                                                    ---------------
                MATERIALS (1.2%)
   44,000 CHF   Givaudan, SA                                            25,209,677
                                                                    ---------------

                TELECOMMUNICATION SERVICES (7.9%)
1,850,000       Bellsouth Corp.                                         50,116,500
3,071,000       SBC Communications, Inc.                                77,819,140
1,039,000       Verizon Communications, Inc.                            40,043,060
                                                                    ---------------
                                                                       167,978,700
                                                                    ---------------
                TOTAL COMMON STOCKS
                (Cost $1,609,475,942)                                1,572,931,886
                                                                    ===============




  PRINCIPAL
   AMOUNT                                                                VALUE
-------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (15.7%)
 $ 321,768,789       Bank of New York Institutional  Cash
                     Reserve Fund(d)
                     current rate 1.340%                               321,768,789

    14,155,000       Exxon Mobil Corporation
                     Commercial Paper
                     1.100%, 08/02/04                                   14,154,567
                                                                  -----------------

                     TOTAL SHORT TERM INVESTMENTS
                     (Cost $335,923,356)                               335,923,356
                                                                  =================

TOTAL INVESTMENTS (164.7%)                                           3,517,836,458
                                                                  =================
(Cost $3,585,320,627)

LIABILITIES, LESS OTHER ASSETS (-14.2%)                               (302,481,746)

PREFERRED SHARES AT REDEMPTION VALUE
INCLUDING DIVIDENDS PAYABLE (-50.5%)                                (1,080,000,000)
                                                                  -----------------

NET ASSETS APPLICABLE TO COMMON
SHAREHOLDERS (100.0%)                                              $ 2,135,354,712
                                                                  =================


NOTES TO SCHEDULE OF INVESTMENTS

Note: Market values for securities denominated in foreign currencies are shown in U.S. dollars.

(a) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At July 31, 2004, the market value of 144A securities that cannot currently be exchanged to the registered form is $295,430,241 or 13.8% of net assets applicable to common shareholders of the Fund.
(b)   Non-income producing security.
(c) Security, or portion of security, is on loan. At July 31, 2004, the Fund had securities valued at $311,125,413 on loan to brokers-dealers and banks.
(d)   Security is purchased with the cash collateral from securities loaned.

FOREIGN CURRENCY ABBREVIATIONS
AUD: Australian Dollar
CHF: Swiss Franc
EUR: European Monetary Unit
GBP: British Pound Sterling

                       CALAMOS STRATEGIC TOTAL RETURN FUND


NOTE 1
PORTFOLIO VALUATION. In computing the net asset value of the Fund, portfolio securities, including options, that are traded on a national securities exchange are valued at the last reported sales price. Securities quoted on the NASDAQ National Market System are valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking an NOCP, the last current reported sale price as of the time of valuation. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean of the most recently quoted bid and asked prices. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. When market quotations are not readily available or when the valuation methods mentioned above are not reflective of the fair value of the security, the security is valued at a fair value following procedures approved by the Board of Trustees or a committee appointed by the Board of Trustees. The Fund may also use fair value pricing, if the value of a security it holds is, in the opinion of the valuation committee or pursuant to Board of Trustees' guidelines, effected by events occurring after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund's net asset value may differ from quoted or published prices.

 Securities that are principally traded in a foreign market are valued as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be valued at a fair value following procedures approved by the Board of Trustees or a committee appointed by the Board of Trustees.

INVESTMENT TRANSACTIONS. Short term investment transactions are recorded on a trade date basis. Long term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date.

NOTE 2
INVESTMENTS. The following information is presented on an income tax basis as of July 31, 2004. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences.

 The cost basis of investments for Federal income tax purposes at July 31, 2004 was as follows:



 Cost basis of investments                                                                $ 3,587,417,128
                                                                                  ========================

 Gross unrealized appreciation                                                            $    57,501,291
 Gross unrealized depreciation                                                               (127,081,961)
                                                                                  ------------------------
 Net unrealized appreciation (depreciation)                                               $   (69,580,670)
                                                                                  ========================



NOTE 3
INTEREST RATE TRANSACTIONS. The Fund may enter into interest rate swap or cap transactions to attempt to protect itself from increasing dividend or interest expense on its leverage resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap or cap, which may result in a decline in the net asset value of the Fund. In addition, if the counterparty to an interest rate swap or cap defaults, the Fund would not be able to use the anticipated receipts under the swap or cap to offset the dividend or interest payments on the Fund's leverage. At the time an interest rate swap or cap reaches its scheduled termination, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as on the expiring transaction. In addition, if the Fund is required to terminate any swap or cap early due to the Fund failing to maintain a required 200% asset coverage of the liquidation value of the outstanding preferred shares or the Fund loses its credit rating on its preferred shares, then the Fund could be required to make a termination payment, in addition to redeeming all or some of the preferred shares. Details of the swap agreements outstanding as of July 31, 2004 were as follows:








                                                                                      UNREALIZED
                      TERMINATION      NOTIONAL          FIXED                       APPRECIATION
 COUNTERPARTY            DATE        AMOUNT (000)        RATE     FLOATING RATE     (DEPRECIATION)
----------------------------------------------------------------------------------------------------
 Citibank NA         June 4, 2006    $ 150,000           3.04%    1 month LIBOR     $   (528,718)
 Citibank NA         June 4, 2007      150,000           3.61%    1 month LIBOR       (1,123,714)
 Citibank NA         June 4, 2009      200,000           4.34%    1 month LIBOR       (3,198,237)
                                                                                  ------------------
                                                                                    $ (4,850,669)
                                                                                  ==================


ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported on a timely basis.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)  Certification of Principal Executive Officer.

(b)  Certification of Principal Financial Officer.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Strategic Total Return Fund

By:    /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  September 23, 2004

By:    /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  September 23, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Strategic Total Return Fund

By:   /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  September 23, 2004

By:   /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  September 23, 2004